Employee share ownership plans	12 Months Ended
Jun. 30, 2019
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Employee share ownership plans

23    Employee share ownership plans

Awards, in the form of the right to receive ordinary shares in either BHP Group Limited or BHP Group Plc, have been granted under the following employee share ownership plans: Long-Term Incentive Plan (LTIP), Short-Term Incentive Plan (STIP), Management Award Plan (MAP), Group Short-Term Incentive Plan (GSTIP), Transitional Executive KMP awards and the all-employee share plan, Shareplus.

Some awards are eligible to receive a cash payment, or the equivalent value in shares, equal to the dividend amount that would have been earned on the underlying shares awarded to those participants (the Dividend Equivalent Payment, or DEP). The DEP is provided to the participants once the underlying shares are allocated or transferred to them. Awards under the plans do not confer any rights to participate in a share issue; however, there is discretion under each of the plans to adjust the awards in response to a variation in the share capital of BHP Group Limited or BHP Group Plc.

The table below provides a description of each of the plans.

Plan	STIP and GSTIP	LTIP and MAP	Transitional Executive KMP awards	Shareplus
Type	Short-term incentive	Long-term incentive	Long-term incentive	All-employee share purchase plan

Overview

The STIP is generally a plan for the Executive KMP and the GSTIP is a plan for BHP senior management who are not KMP.

Under both plans, half of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the vesting period.

The LTIP is a plan for Executive KMP and awards are granted annually.

The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant’s role and grade.

			Awards may be granted to new Executive KMP recruited from within the Group to bridge the gap created by the different timeframes of the vesting of MAP awards, granted in their non-KMP roles, and LTIP awards, granted to Executive KMP. No awards were granted to Executive KMP in FY2019.	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.

Vesting conditions	Service conditions only.

LTIP: Service and performance conditions.

For awards granted from December 2013 onwards, BHP’s Total Shareholder Return (TSR)(1) performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP’s TSR must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. From the establishment of the LTIP in 2004 until the awards granted in December 2016, this percentage was set at 5.5 per cent per year.

For awards granted from December 2017 onwards, 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

MAP: Service conditions only.

Service conditions and performance conditions.

The Remuneration Committee has absolute discretion to determine if the performance condition has been met and whether any, all or part of the award will vest (or otherwise lapse), having regard to (but not limited to) the BHP’s TSR(1) over the three-or four-year performance period (respectively), the participant’s contribution to Group outcomes and the participant’s personal performance (with guidance on this assessment from the CEO).

Service conditions only.

Vesting period	2 years	LTIP – 5 years MAP – 1 to 5 years	3 or 4 years	3 years

Dividend Equivalent Payment	STIP – Yes GSTIP – No	LTIP – Yes MAP – No	No	No

Exercise period	None	LTIP – None MAP – None	None	None

(1)	BHP’s TSR is the weighted average of the TSRs of BHP Group Limited and BHP Group Plc.

Employee share awards

2019	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Number of awards vested and exercisable at the end of the financial year	Weighted average remaining contractual life (years)
BHP Group Limited
STIP awards	308,028	271,355	65,392	–	513,991	–	0.7
GSTIP awards	2,008,455	–	780,315	85,656	1,142,484	15,932	0.2
LTIP awards	5,980,975	947,153	–	1,197,239	5,730,889	–	2.1
Transitional Executive KMP awards	46,840	–	16,160	7,260	23,420	–	0.2
MAP awards	10,379,263	4,604,638	2,416,107	1,077,449	11,490,345	94,921	1.3
Shareplus	4,775,079	2,025,302	2,590,297	352,939	3,857,145	–	1.2

BHP Group Plc
GSTIP awards	63,868	–	22,911	11,531	29,426	–	0.2
MAP awards	315,451	132,676	107,756	67,340	273,031	–	1.3
Shareplus	282,159	111,866	145,666	24,289	224,070	–	1.2

Employee share awards expense is US$138.275 million (2018: US$123.313 million; 2017: US$106.214 million) and includes Onshore US.

Fair value and assumptions in the calculation of fair value for awards issued

2019	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
BHP Group Limited
STIP awards	24.10	n/a	3 years	A$33.50	n/a	n/a
LTIP awards	17.36	2.04%	5 years	A$33.50	30.0%	n/a
MAP awards (1)	21.29	n/a	1-5 years	A$33.83 / A$33.41 / A$33.50	n/a	5.30%
Shareplus	20.68	2.13%	3 years	A$28.29	n/a	4.71%

BHP Group Plc
MAP awards	18.68	n/a	1-5 years	£16.71	n/a	5.80%
Shareplus	14.71	0.86%	3 years	£14.04	n/a	5.40%

(1)	Includes MAP awards granted on 24 September 2018, 12 November 2018 and 18 December 2018.

Recognition and measurement

The fair value at grant date of equity-settled share awards is charged to the income statement over the period for which the benefits of employee services are expected to be derived. The fair values of awards granted were estimated using a Monte Carlo simulation methodology and Black-Scholes option pricing technique and consider the following factors:

•	exercise price;

•	expected life of the award;

•	current market price of the underlying shares;

•	expected volatility using an analysis of historic volatility over different rolling periods. For the LTIP, it is calculated for all sector comparators and the published MSCI World index;

•	expected dividends;

•	risk-free interest rate, which is an applicable government bond rate;

•	market-based performance hurdles;

•	non-vesting conditions.

Where awards are forfeited because non-market-based vesting conditions are not satisfied, the expense previously recognised is proportionately reversed.

The tax effect of awards granted is recognised in income tax expense, except to the extent that the total tax deductions are expected to exceed the cumulative remuneration expense. In this situation, the excess of the associated current or deferred tax is recognised in other comprehensive income and forms part of the employee share awards reserve. The fair value of awards as presented in the tables above represents the fair value at grant date.

In respect of employee share awards, the Group utilises the Billiton Employee Share Ownership Trust and the BHP Billiton Limited Employee Equity Trust. The trustees of these trusts are independent companies, resident in Jersey. The trusts use funds provided by the Group to acquire ordinary shares to enable awards to be made or satisfied. The ordinary shares may be acquired by purchase in the market or by subscription at not less than nominal value. The BHP Billiton Limited Employee Equity Trust has waived its rights to current and future dividends on shares held to meet future awards under the plans.